Interest in Gibraltar Joint Venture	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Interest in Gibraltar Joint Venture
3.	INTEREST IN GIBRALTAR JOINT VENTURE

On March 31, 2010, the Company entered into an agreement with Cariboo Copper Corp. (Cariboo) whereby the Company contributed certain assets and liabilities of the Gibraltar mine, operating in British Columbia, into an unincorporated joint venture to acquire a 75% interest in the joint venture. Cariboo contributed $186,800 to purchase the remaining 25% interest.

The assets and liabilities contributed by the Company to the joint venture were mineral property interests, plant and equipment, inventories, prepaid expenses, reclamation deposits, capital lease obligations, and site closure and reclamation obligations. Certain key strategic, operating, investing and financing policies of the joint venture require unanimous approval such that neither venturer is in a position to exercise unilateral control over the joint venture. The Company continues to be the operator of the Gibraltar Mine.

The Company has joint control over the joint arrangement and as such consolidates its 75% portion of all the joint venture’s assets, liabilities, income and expenses.

The following is a summary of the Gibraltar joint venture financial information on a 100% basis.

	As at December 31,
	2018	2017
Cash and equivalents	47,707	52,383
Other current assets	72,423	83,323
Current assets	120,130	135,706
Non-current assets	1,122,289	1,167,787

Accounts payable and accrued liabilities	45,301	53,312
Other current financial liabilities	14,172	15,865
Current liabilities	59,473	69,177
Long-term debt	18,589	21,151
Provision for environmental rehabilitation	128,738	142,164
Non-current liabilities	147,327	163,315

	Years ended December 31,
	2018	2017
Revenues	457,600	507,212
Production costs	(311,759)	(267,548)
Depletion and amortization	(109,018)	(75,428)
Other operating expense	(4,181)	(4,632)
Write-down of mine equipment	-	(4,735)
Interest expense	(5,116)	(5,927)
Interest income	1,119	343
Foreign exchange gain (loss)	1,333	(907)
Net earnings	29,978	148,378
Other comprehensive income	104	90
Comprehensive income for joint arrangement	30,082	148,468